Number of Increase in Shares Due to Stock Split (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Class of Stock [Line Items]
Total number of issued shares before the stock split (as of March 31, 2013)	43,650,000	43,650,000	43,650,000	43,790,000
Number of increase in shares due to the stock split (as of October 1, 2013)	4,321,350,000
Total number of issued shares after the stock split	4,365,000,000
Total number of authorized shares after the stock split	17,460,000,000